Accounts and transactions with related parties	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Accounts and transactions with related parties
23.	Accounts and transactions with related parties

	2021	2020
Account receivable -
Banco General, S.A.	$1,589	$1,231
Panama Air Cargo Terminal	217	186
Petróleos Delta, S.A.	26	12

	$1,832	$1,429

Account payable -
Petróleos Delta, S.A.	$7,677	$2,476
Assa Compañía de Seguros, S.A.	196	358
Desarrollos Inmobiliarios del Este, S.A.	37	51
Panama Air Cargo Terminal	11	40
Galindo, Arias & López	17	36
Motta Internacional, S.A.	7	—
Millicom Tigo Panamá, S.A.	3	9

	$7,948	$2,970

Transactions with related parties for the year ended December 31 are as follows:

		Amount of transaction	Amount of transaction	Amount of transaction
Related party	Transaction	2021	2020	2019

Petróleos Delta, S.A.	Purchase of jet fuel	$190,628	$102,702	$376,765
ASSA Compañía de Seguros, S.A.	Insurance	9,713	7,147	11,215
Desarrollo Inmobiliario del Este, S.A.	Property leasing	3,384	3,301	4,017
Profuturo Administradora de Fondos de Pensión y Cesantía	Payments	2,565	2,839	5,145
Panama Air Cargo Terminal	Handling	3,193	2,037	3,522
Motta International	Purchase	108	550	1,854
Millicom Tigo Panamá, S.A.	Communications	568	703	1,396
Galindo, Arias & López	Legal services	170	236	309
GBM International, Inc.	Technological support	102	146	240
Global Brands, S.A.	Purchase	31	31	108
Televisora Nacional, S.A.	Communications	—	13	—
Banco General, S.A.	Interest income	$(1,546)	$(2,657)	$(4,181)
Banco General, S.A.:
The Company’s controlling shareholders have a vote and a decision within the board of directors of BG Financial Group, which is the controlling company of Banco General. Likewise, Banco General, S. A. owns ProFuturo Administradora de Fondos de Pensión y Cesantía S.A., which manages the Company’s reserves for pension purposes. Also the Company has interest receivable by $0.9 million (2020: $1.0 million) due to short and long term time deposits in this financial institution.
Petróleos Delta, S.A.:
Since 2005, the fuel company entered into a contract with the Company to meet its jet fuel needs. The contract’s term is two years, and the last contract subscribed was on June, 2020.
While the Company’s controlling shareholders do not hold a controlling equity interest in Petróleos Delta, S.A., various members of the Company’s Board of Directors are also board members of Petróleos Delta, S. A.
ASSA Compañía de Seguros, S. A.:
An insurance company that provides substantially all of the Company’s insurance policies. While the Company’s controlling shareholders do not hold a controlling equity interest in ASSA
Compañía de Seguros, S. A
.
, various members of the Company’s Board of Directors are also board members of ASSA Compañía de Seguros, S. A.
Desarrollo Inmobiliario del Este, S. A.:
The Company leases four floors consisting of approximately 105,981 square feet of the building from Desarrollo Inmobiliario, an entity controlled by the same group of investors that controls Corporación de Inversiones Aéreas, S. A. (“CIASA”). CIASA owns 100% of the class B shares of the Company. This contract is a lease contract under IFRS 16.
Panama Air Cargo Terminal:
Provides cargo and courier services in Panama, an entity controlled by the same group of investors that controls CIASA.
Motta Internacional, S.A. & Global Brands, S. A.:
The Company purchases most of the alcohol and other beverages served on its aircraft from Motta Internacional, S. A. and Global Brands, S. A., both of which are controlled by the Company’s controlling shareholders.
Millicom Tigo Panamá, S.A.:
The Company is responsible for providing television and internet broadcasting services in Panama. A member of the Company’s Board of Directors is shareholder of Millicom Tigo Panamá, S.A.
Galindo, Arias
 & López:
Certain partners of Galindo, Arias & López (a law firm) are indirect shareholders of CIASA and serve on the Company’s Board of Directors.
GBM International, Inc.:
Provides systems integration and computer services, as well as technical services and enterprise management. A member of the Company’s Board of Directors is shareholder of GBM International, Inc.
Televisora Nacional, S.A.:
This Panamanian television channel provides broadcasting services. A member of the Company’s Board of Directors is a shareholder of Televisora Nacional, S. A
.
Compensation of key management personnel
Key management personnel compensation is as follows:

	2021	2020	2019
Short-term employee benefits	$2,748	$3,177	$4,969
Post-employment pension	53	61	95
Share-based payments	1,083	2,362	3,246

	$3,884	$5,600	$8,310

The Company has not set aside any additional funds for future payments to executive officers, other than one pursuant to a non-compete
agreement for $3.0 million established in 2006 (see note 21).